Address: 201 Center Road, Suite Two Venice, Florida 34292-3528 Email: cfunds@ctrust.com Internet: www.ctrust.com/cfunds.htm	C/Funds Group, Inc. Mutual Fund Series	Directors: D. Bruce Chittock, Chairman William L. Adams Deborah C. Pecheux Emmett V. Weber R. G. "Kelly" Caldwell, Jr., President

FILED VIA EDGAR

March 7, 2002

Securities and Exchange Comission
Filing Desk
450 5th Street NW
Washington, DC 20549

Re:	File #2-96218d, 1993 Act re. registration of C/FUNDS GROUP, INC. File #811-4246, 1940 Act re. registration of C/FUNDS GROUP, INC.

Dear Commission:

I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment filed February 28, 2002.

I further certify that the text of the most recent registration statement or amendment has been filed electronically with the EDGAR system.

This certification is to comply with the "Definitive Material" requirement. If any further information is required, please contact our office as soon as possible.

Sincerely,

/signature/

Roland G. Caldwell, Jr.
President